Earnings (Loss) Per Common Share (Summary of Anti-Dilutive Options or Warrants) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	282,971	417,058
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	6,857,143
Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,152,125	1,152,125